Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Weatherford Ordinary Shares
Amount Registered | shares	680,104
Maximum Aggregate Offering Price	$ 54,265,808.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,494.11
Rule 457(f)	true
Amount of Securities Received | shares	1,228,289
Value of Securities Received, Per Share	44.18
Value of Securities Received	$ 54,265,808.02
Fee Note MAOP	$ 54,265,808.02
Offering Note	(A) Pursuant to Rule 416 under the Securities Act, in addition to the "Amount Registered" there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. Defined terms used but not defined in this exhibit have the meanings ascribed to such terms in the registration statement on Form S-4 (referred to as the Registration Statement) to which this exhibit relates. (B) The "Amount Registered" represents the maximum number of Weatherford Ordinary Shares to be issued to NCS stockholders pursuant to the merger agreement discussed in the information statement/prospectus (referred to as the Merger Agreement) which forms part of the Registration Statement as further described in this footnote. Such number of Weatherford Ordinary Shares assumes all NCS stockholders other than the Specified Stockholder make a Share Election and represents the product of (i) 1,228,289, which is equal to the difference between (a) 2,706,715, the estimated maximum number of shares of NCS Common Stock that are expected to be issued and outstanding as of immediately prior to the closing of the Transaction, less and excluding (b) 1,478,426 shares of NCS Common Stock beneficially owned by the Specified Stockholder as of May 31, 2026, and with respect to which Weatherford Ordinary Shares are not being registered under the Registration Statement, multiplied by (ii) 0.5537, which is the Share Consideration Exchange Ratio. For the avoidance of doubt, the Specified Stockholder will not receive any Weatherford Ordinary Shares that are registered pursuant to the Registration Statement. (C) The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and is calculated in accordance with Rule 457(c) and Rule 457(f)(1) promulgated under the Securities Act. The proposed maximum aggregate offering price of the Weatherford Ordinary Shares being registered was calculated based on the product of (a) $44.18, the average of the high and low prices of a share of NCS Common Stock on the Nasdaq Capital Market on June 26, 2026, multiplied by (b) 1,228,289, representing the maximum number of shares of NCS Common Stock expected to be cancelled and exchanged in connection with the Transaction, excluding those shares described under clause (i)(b) of footnote 1(B) above.